(15) INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS

 (15)  INTANGIBLE ASSETS

15.1 Intangible assets

		Concession right
	Goodwill	Acquired in business combinations	Distribution infrastructure - operational	Distribution infrastructure - in progress	Public utilities	Other intangible assets	Total
As of December 31, 2016	6,115	4,466,516	5,550,502	666,008	27,324	59,147	10,775,613
Historical cost	6,152	7,602,941	11,987,109	666,008	35,840	183,138	20,481,188
Accumulated Amortization	(37)	(3,136,425)	(6,436,607)	-	(8,516)	(123,990)	(9,705,576)

Additions	-	-	-	1,898,434	-	9,344	1,907,778
Amortization	-	(286,215)	(639,292)	-	(1,419)	(9,390)	(936,318)
Transfer - intangible assets	-	-	814,643	(814,643)	-	-	-
Transfer - financial asset	-	-	131	(972,385)	-	-	(972,254)
Disposal and transfer - other assets	-	(16,244)	(91,214)	48,061	-	1,723	(57,674)
Corporate restructuring - note 12.6.1	-	(26,766)	(73,215)	-	-	-	(99,981)
Business combination	-	(5,129)	-	-	-	(47)	(5,176)
Impairment losses	-	(15,057)	(7,108)	-	-	-	(22,165)

As of December 31, 2017	6,115	4,117,105	5,554,447	825,476	25,904	60,777	10,589,824
Historical cost	6,152	7,558,645	11,442,528	825,476	35,840	174,407	20,043,048
Accumulated Amortization	(37)	(3,441,540)	(5,888,080)	-	(9,936)	(113,630)	(9,453,223)

Additions	-	-	-	-	-	18,670	18,670
Amortization	-	(286,858)	(703,511)	-	(1,419)	(8,989)	(1,000,777)
Transfer - intangible assets	-	-	723,813	-	-	-	723,813
Transfer - financial asset	-	-	52,803	-	-	-	52,803
Disposal and transfer - other assets	-	(63,187)	(43,419)	-	-	5,504	(101,102)
IFRS 15 adoption (note 3)	-	-	-	(825,476)	-	-	(825,476)
Others	-	5,130	-	-	-	47	5,177

As of December 31, 2018	6,115	3,772,188	5,584,136	-	24,485	76,009	9,462,935
Historical cost	6,152	7,495,458	11,909,149	-	35,840	217,542	19,664,141
Accumulated Amortization	(37)	(3,723,270)	(6,325,012)	-	(11,355)	(141,532)	(10,201,206)

Additions	-	-	-	-	-	19,147	19,147
Amortization	-	(288,438)	(761,884)	-	(1,419)	(16,840)	(1,068,581)
Transfer - contract assets	-	-	949,548	-	-	-	949,548
Transfer - financial asset	-	-	3,502	-	-	-	3,502
Disposal and transfer - other assets	-	-	(47,263)	-	-	1,663	(45,600)

As of December 31, 2019	6,115	3,483,750	5,728,040	-	23,065	79,981	9,320,953
Historical cost	6,152	7,495,458	12,814,937	-	35,840	238,352	20,590,739
Accumulated Amortization	(37)	(4,011,708)	(7,086,896)	-	(12,774)	(158,372)	(11,269,787)

The amortization of intangible assets is recognized as follows: (i) “depreciation and amortization” for amortization of distribution infrastructure intangible assets, use of public asset and other intangible assets; and (ii) “amortization of concession intangible asset” for amortization of the intangible asset acquired in business combination.

In conformity with IAS 23, the interest on borrowings taken by subsidiaries for construction financing is capitalized during the construction stage for qualifying assets. In the consolidated, for of the year of 2019, R$25,641 (R$ 18,015 in 2018) were capitalized at a rate of 8.09% (7.99% p.a.. in 2018).

15.2 Intangible asset acquired in business combinations

The breakdown of the intangible asset related to the right to operate the concessions acquired in business combinations is as follows:

	Dec 31, 2019			Dec 31, 2018	Annual amortization rate
	Historical cost	Accumulated amortization	Net value	Net value	2019	2018	2017
Intangible asset - acquired in business combinations
Intangible asset acquired, not merged
Parent company
CPFL Paulista	304,861	(226,974)	77,888	87,873	3.28%	3.28%	3.28%
CPFL Piratininga	39,065	(27,629)	11,435	12,730	3.31%	3.32%	3.31%
RGE Sul (RGE)	3,768	(2,369)	1,399	1,575	4.68%	4.70%	4.25%
CPFL Geração	54,555	(39,179)	15,376	17,221	3.38%	3.38%	3.38%
Jaguari Geração	7,896	(4,391)	3,505	3,775	3.41%	3.41%	3.41%
CPFL Renováveis	3,653,906	(1,210,510)	2,443,397	2,602,622	4.36%	5.90%	5.39%
Subtotal	4,064,052	(1,511,051)	2,553,000	2,725,797

Intangible asset acquired and merged – Deductible
Subsidiaries
RGE Sul (RGE)	1,433,007	(1,023,268)	409,739	461,795	3.63%	3.63%	3.63%
CPFL Geração	426,450	(343,396)	83,053	93,020	2.34%	2.34%	2.34%
Subtotal	1,859,457	(1,366,664)	492,792	554,816

Intangible asset acquired and merged – Reassessed
Parent company
CPFL Paulista	1,074,026	(819,075)	254,952	287,156	3.00%	3.00%	3.00%
CPFL Piratininga	115,762	(81,875)	33,887	37,723	3.31%	3.31%	3.31%
Jaguari Geração	15,275	(9,296)	5,978	6,438	3.01%	3.01%	3.01%
RGE Sul (RGE)	366,887	(223,746)	143,141	160,256	4.67%	4.67%	4.67%
Subtotal	1,571,949	(1,133,992)	437,958	491,574

Total	7,495,458	(4,011,708)	3,483,750	3,772,188

The intangible asset acquired in business combinations is associated to the right to operate the concessions and comprises:

- Intangible asset acquired, not merged

  Refers basically to the intangible asset from acquisition of the shares held by noncontrolling interests prior to adoption of IFRS 3.

- Intangible asset acquired and merged

Refers to the intangible asset from the acquisition of subsidiaries that were merged into the respective equity, without application of CVM Instructions No. 319/99 and No. 349/01, that is, without segregation of the amount of the tax benefit.

- Intangible asset acquired and merged – Reassessed

In order to comply with ANEEL requirements and avoid the amortization of the intangible asset resulting from the merger of parent company causing a negative impact on dividends paid to noncontrolling interests, the subsidiaries applied the concepts of CVM Instructions No. 319/99 and No. 349/01 to the intangible asset. A reserve was therefore recognized to adjust the intangible, against a special intangible reserve on the merger of equity in each subsidiary, so that the effect of the transaction on the equity reflects the tax benefit of the merged intangible asset. These changes affected the Company's investment in subsidiaries, and in order to adjust this, a non-deductible intangible asset was recognized for tax purposes.

15.3 Impairment testing

For all the reporting years the Company assesses whether there are indicators of impairment of its assets that would require an impairment test. The assessment was based on external and internal information sources, taking into account fluctuations in interest rates, changes in market conditions and other factors.

In 2017, the subsidiary CPFL Renováveis recognized a loss of R$ 5,176, relating to intangible assets acquired in the business combination of the Pedra Cheirosa I and Bio Formosa projects. For 2018 and 2019, based on the mentioned assessment of any indicators, it was not necessary to set up or a reverse provision for impairment.

The provision for impairment were based on the assessment of the cash-generating units comprising intangible assets of those subsidiaries which, separately, are not featured as an operating segment.

15.4 Corporate restructuring in 2019

Partial spin-off of Nect

On September 30, 2019, the partial spin-off of Nect Serviços Administrativos de Infraestrutura Ltda. - “CPFL Infra” (formerly Nect Serviços Administrativos Ltda.) into four specific business segments (Supplies, Human Resources, Financial Services and Infrastructure) was approved, together with the merger of the spun-off portion into the three new companies; namely, CPFL Supre, CPFL Finanças and CPFL Pessoas. The purpose of the transaction is to improve the quality of services provided by the companies, through specialization in its activities. The net assets in this transaction were appraised at R$16,746 and did not have any effect on the consolidated financial statements of the group or result in any change in the equity interest of the companies.